Expense Example - Cambria Chesapeake Pure Trend ETF [Member]	Oct. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,432